UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
China — 9.6%
1,669,000	Belle International Holdings Ltd. (Retailing)	$2,094,839
892,000	China Coal Energy Co. Class H (Energy)	2,005,695
3,809,000	China Construction Bank Corp. Class H (Banks)	3,400,782
973,625	China COSCO Holdings Co. Ltd. Class H (Transportation)	2,843,097
939,000	China Merchants Bank Co. Ltd. Class H (Banks)	3,363,068
914,000	China Shenhua Energy Co. Ltd. Class H (Energy)	4,088,284
1,488,000	Fosun International (Materials)*	1,138,341

		18,934,106

Hong Kong — 25.3%
597,000	China Insurance International Holdings Co. Ltd. (Insurance)	1,701,197
882,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,766,995
669,000	China Mobile Ltd. (Telecommunication Services)	9,842,387
660,000	China Netcom Group Corp. Hong Kong Ltd. (Telecommunication Services)	2,287,702
1,674,000	China Overseas Land & Investment Ltd. (Real Estate)	3,043,377
3,548,000	CNOOC Ltd. (Energy)	6,281,992
417,600	Esprit Holdings Ltd. (Retailing)	4,889,268
192,900	Genting International PLC (Consumer Services)*	86,455
620,500	Henderson Land Development Co. Ltd. (Real Estate)	4,318,581
2,035,000	Huabao International Holdings Ltd. (Materials)	2,062,289
366,500	Kerry Properties Ltd. (Real Estate)	2,509,118
1,302,000	Pacific Basin Shipping Ltd. (Transportation)	2,258,924
2,290,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)	2,646,374
5,230,000	Shougang Concord International Enterprises Co. Ltd. (Materials)	1,868,669
111,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,787,627
2,026,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	1,788,458

		50,139,413

India — 9.3%
170,739	Axis Bank Ltd. (Banks)	3,187,220
313,788	GMR Infrastructure Ltd. (Capital Goods)*	983,796
868,293	GVK Power & Infrastructure Ltd. (Utilities)*	975,861
168,145	Indiabulls Financial Services Ltd. (Diversified Financials)	1,452,970
110,787	Indiabulls Real Estate Ltd. (Real Estate)*	1,255,712
177,407	Indiabulls Securities Ltd. (Diversified Financials)*	439,600
39,100	Infosys Technologies Ltd. (Software & Services)	1,816,066

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
803,441	Infrastructure Development Finance Co. Ltd. (Diversified Financials)	$2,785,144
54,398	Jindal Steel & Power Ltd. (Materials)	2,987,201
44,927	Reliance Industries Ltd. (Energy)	2,541,498

		18,425,068

Indonesia — 4.5%
1,063,500	PT Astra International Tbk (Automobiles & Components)	2,398,711
5,779,500	PT Bank Mandiri Persero Tbk (Banks)	1,800,165
2,606,000	PT Bank Rakyat Indonesia (Banks)	1,623,060
3,218,500	PT Medco Energi Internasional Tbk (Energy)	1,745,618
1,632,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	1,416,525

		8,984,079

Malaysia — 1.9%
604,000	Bumiputra-Commerce Holdings Berhad (Banks)	1,783,590
1,970,000	Resorts World Berhad (Consumer Services)	1,981,874

		3,765,464

Pakistan — 0.9%
446,457	MCB Bank Ltd. (Banks)	1,840,905

Philippines — 0.7%
5,344,800	Robinsons Land Corp. (Real Estate)	1,284,481

Singapore — 9.0%
900,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	2,259,039
96,000	DBS Group Holdings Ltd. (Banks)	1,374,222
954,000	Hyflux Ltd. (Utilities)	2,354,176
4,098,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	2,620,592
1,526,900	Olam International Ltd. (Food & Staples Retailing)	3,537,258
239,000	Singapore Exchange Ltd. (Diversified Financials)	1,413,277
291,000	United Overseas Bank Ltd. (Banks)	4,309,558

		17,868,122

South Korea — 20.0%
62,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Capital Goods)	2,856,538
43,040	Dongkuk Steel Mill Co. Ltd. (Materials)	1,959,416
59,913	Hana Financial Group, Inc. (Banks)	2,502,093
52,510	Hyundai Motor Co. Preference Shares (Automobiles & Components)	1,845,460
31,793	Kookmin Bank (Banks)	1,980,242
188,240	Korea Exchange Bank (Banks)	2,806,424
175,776	Korean Reinsurance Co. (Insurance)	1,860,898
41,550	LG Display Co. Ltd. (Technology Hardware & Equipment)	1,833,894
17,430	LG Electronics, Inc. (Consumer Durables & Apparel)	2,421,628
3,650	POSCO (Materials)	1,994,941
4,304	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,098,095

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
5,960	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	$3,044,554
39,690	Samsung Engineering Co. Ltd. (Capital Goods)	3,658,979
46,560	Shinhan Financial Group Co. Ltd. (Banks)	2,333,335
22,604	SK Energy Co. Ltd. (Energy)	2,812,451
23,601	Taewoong Co. Ltd. (Capital Goods)	2,578,795

		39,587,743

Taiwan — 13.9%
1,747,189	AU Optronics Corp. (Technology Hardware & Equipment)	3,349,289
3,760,000	Chinatrust Financial Holding Co. Ltd. (Banks)*	3,837,837
1,584,774	CHIPBOND Technology Corp. (Semiconductors & Semiconductor Equipment)	1,789,177
131,800	High Tech Computer Corp. (Technology Hardware & Equipment)	3,511,820
795,957	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,505,265
168,075	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,102,073
232,850	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	2,186,798
2,871,956	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,280,614

		27,562,873

Thailand — 1.3%
493,100	Siam Commercial Bank PCL (Banks)	1,449,178
625,000	Thai Oil PCL (Energy)	1,211,725

		2,660,903

TOTAL COMMON STOCKS		$191,053,157

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.0%
JPMorgan Chase Euro — Time Deposit
$3,883,689	1.942%	06/02/08	$3,883,689

TOTAL INVESTMENTS — 98.4%			$194,936,846

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			3,148,225

NET ASSETS — 100.0%			$198,085,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	3.0%
Banks	18.9
Capital Goods	6.3
Consumer Durables & Apparel	2.5
Consumer Services	1.0
Diversified Financials	4.4
Energy	10.5
Food & Staples Retailing	1.8
Food, Beverage & Tobacco	1.4
Insurance	1.8
Materials	6.0
Real Estate	7.2
Retailing	3.6
Semiconductors & Semiconductor Equipment	9.3
Short-term Investments	2.0
Software & Services	0.9
Technology Hardware & Equipment	6.7
Telecommunication Services	6.9
Transportation	2.5
Utilities	1.7

TOTAL INVESTMENTS	98.4%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$166,557,008

Gross unrealized gain	38,789,746
Gross unrealized loss	(10,409,908)

Net unrealized security gain	$28,379,838

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.3%
Australia — 4.9%
483,742	BHP Billiton Ltd. (Materials)	$20,338,254
281,400	Westpac Banking Corp. (Banks)	6,262,926

		26,601,180

Belgium — 2.8%
202,603	InBev NV (Food, Beverage & Tobacco)	15,619,418

Cyprus — 0.9%
722,815	Prosafe Production Public Ltd. (Energy)*	5,155,276

France — 13.7%
215,629	Carrefour SA (Food & Staples Retailing)	15,116,303
123,709	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	8,310,314
107,767	Renault SA (Automobiles & Components)	11,064,591
102,470	Societe Generale (Banks)*	10,647,030
223,615	Total SA (Energy)(a)	19,489,132
244,768	Vivendi (Media)	10,295,449

		74,922,819

Germany — 11.9%
75,729	Allianz SE (Registered) (Insurance)	14,349,862
85,593	Bilfinger Berger AG (Capital Goods)(a)	7,914,137
97,898	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	13,751,673
276,198	SAP AG (Software & Services)*(a)	15,262,768
123,771	Siemens AG (Registered) (Capital Goods)	14,010,245

		65,288,685

Greece — 1.4%
263,430	EFG Eurobank Ergasias (Banks)	7,494,448

Hong Kong — 4.7%
605,000	China Mobile Ltd. (Telecommunication Services)	8,900,813
1,037,000	Sun Hung Kai Properties Ltd. (Real Estate)	16,700,620

		25,601,433

India — 0.5%
242,048	Indiabulls Financial Services Ltd. (Diversified Financials)	2,091,579
277,891	Indiabulls Securities Ltd. (Diversified Financials)*	688,591

		2,780,170

Italy — 1.3%
369,133	Mediobanca SpA (Diversified Financials)	6,866,987

Japan — 19.2%
949,000	Asahi Glass Co. Ltd. (Capital Goods)	12,495,594
826,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	12,931,578
317,000	Mitsubishi Estate Co. Ltd. (Real Estate)	8,543,723
554,500	Nomura Holdings, Inc. (Diversified Financials)	9,413,267
203,000	Olympus Corp. (Health Care Equipment & Services)	6,628,156
429,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	12,550,199

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
240,100	Sony Corp. (Consumer Durables & Apparel)	$12,086,776
894,400	Sumitomo Electric Industries Ltd. (Capital Goods)	11,544,153
1,879,000	Sumitomo Metal Industries Ltd. (Materials)	8,965,735
1,145	Sumitomo Mitsui Financial Group, Inc. (Banks)	9,861,261

		105,020,442

Luxembourg — 1.0%
46,675	Millicom International Cellular SA SDR (Telecommunication Services)(a)	5,469,433

Netherlands — 4.0%
739,579	Aegon NV (Insurance)	11,283,277
127,919	Akzo Nobel NV (Materials)	10,821,734

		22,105,011

Norway — 3.5%
734,193	ProSafe SE (Energy)(a)	7,846,258
99,458	Schibsted ASA (Media)(a)	3,411,223
209,019	StatoilHydro ASA (Energy)(a)	8,155,922

		19,413,403

Russia — 4.7%
249,654	OAO Gazprom ADR (Energy)*(b)	15,104,067
2,936,602	Sberbank RF (Banks)	10,629,363

		25,733,430

Singapore — 3.0%
1,135,000	DBS Group Holdings Ltd. (Banks)	16,247,311

Switzerland — 4.0%
100,287	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,299,523
201,701	UBS AG (Registered) (Diversified Financials)*	4,857,795

		22,157,318

United Kingdom — 14.8%
174,490	Anglo American PLC (Materials)	11,889,924
416,763	Cookson Group PLC (Capital Goods)	6,032,201
202,490	HSBC Holdings PLC (Banks)	3,416,258
741,221	Prudential PLC (Insurance)	9,769,081
899,337	Royal Bank of Scotland Group PLC (Banks)	4,076,130
648,329	Shire Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,059,377
2,057,296	Tesco PLC (Food & Staples Retailing)	16,899,901
5,601,328	Vodafone Group PLC (Telecommunication Services)	17,986,537

		81,129,409

TOTAL COMMON STOCKS		$527,606,173

	Expiration
Units	Month	Value
Rights* — 0.1%
Switzerland — 0.0%
UBS AG (Diversified Financials)
176,581	06/2008	$235,498

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

	Expiration
Units	Month	Value
Rights — (continued)
United Kingdom — 0.1%
Royal Bank of Scotland Group PLC (Banks)
490,550	06/2008	$272,084

TOTAL RIGHTS		$507,582

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.1%
JPMorgan Chase Euro — Time Deposit
$16,717,308	1.942%	06/02/08	$16,717,308

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$544,831,063

	Interest
Shares	Rate	Value
Securities Lending Collateral — 9.9%
Boston Global Investment Trust — Enhanced Portfolio(c)
54,418,771	2.588%	$54,418,771

TOTAL INVESTMENTS — 109.4%		$599,249,834

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(51,621,263)

NET ASSETS — 100.0%		$547,628,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	2.0%
Banks	12.6
Capital Goods	9.5
Consumer Durables & Apparel	2.2
Diversified Financials	4.4
Energy	10.2
Food & Staples Retailing	8.2
Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	1.2
Insurance	6.4
Materials	9.5
Media	2.5
Pharmaceuticals, Biotechnology & Life Sciences	11.5
Real Estate	4.7
Short-term Investments #	13.0
Software & Services	2.8
Telecommunication Services	5.9

TOTAL INVESTMENTS	109.4%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At May 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Dow Jones EURO STOXX 50	62	June 2008	$3,641,233	$(46,434)
FTSE 100 Index	15	June 2008	1,794,993	(63,006)

TOTAL				$(109,440)

TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$594,899,033

Gross unrealized gain	39,257,054
Gross unrealized loss	(34,906,253)

Net unrealized security gain	$4,350,801

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 94.0%
Australia — 2.1%
340,674	Alumina Ltd. (Materials)	$1,860,560
525,965	Challenger Financial Services Group Ltd. (Diversified Financials)(a)(b)	997,598

		2,858,158

Belgium — 3.0%
5,879	Colruyt SA (Food & Staples Retailing)	1,489,376
13,602	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	1,283,364
17,188	InBev NV (Food, Beverage & Tobacco)	1,325,087

		4,097,827

Bermuda — 1.6%
271,535	Catlin Group Ltd. (Insurance)	2,121,895

Brazil — 1.2%
215,237	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	1,593,270

Canada — 2.1%
124,403	Oilexco, Inc. (Energy)*	1,983,312
907,200	Primeline Energy Holdings, Inc. (Energy)*	821,739

		2,805,051

China — 0.5%
382,500	Zhaojin Mining Industry Co. Ltd. Class H (Materials)	632,546

Cyprus — 0.4%
86,607	Prosafe Production Public Ltd. (Energy)*	617,700

France — 4.7%
37,773	Ingenico SA (Technology Hardware & Equipment)	1,333,030
33,881	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,276,001
40,745	Societe Television Francaise 1 (Media)	806,122
19,744	UbiSoft Entertainment SA (Software & Services)*	1,914,089

		6,329,242

Germany — 10.1%
13,892	Bilfinger Berger AG (Capital Goods)(a)	1,284,488
44,449	CENTROTEC Sustainable AG (Materials)*	881,206
33,663	CTS Eventim AG (Media)	1,394,346
16,532	Curanum AG (Health Care Equipment & Services)(a)	122,302
123,751	Deutz AG (Capital Goods)(a)	1,342,736
13,927	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,956,317
37,289	MTU Aero Engines Holding AG (Capital Goods)	1,609,880
35,411	Pfleiderer AG (Registered) (Capital Goods)(a)	684,796
21,237	Rheinmetall AG (Capital Goods)(a)	1,682,524
52,561	Symrise (Materials)	1,310,087
17,699	Wincor Nixdorf AG (Technology Hardware & Equipment)	1,406,864

		13,675,546

Shares	Description	Value
Common Stocks — (continued)
Greece — 1.4%
63,350	Jumbo SA (Consumer Durables & Apparel)	$1,966,516

Hong Kong — 2.3%
1,734,000	Sinofert Holdings Ltd. (Materials)	1,335,252
2,018,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	1,781,396

		3,116,648

India — 1.3%
1,166,269	GVK Power & Infrastructure Ltd. (Utilities)*	1,310,752
60,240	Indiabulls Financial Services Ltd. (Diversified Financials)	520,544

		1,831,296

Ireland — 0.8%
46,884	DCC PLC (Capital Goods)	1,095,803

Italy — 5.5%
124,161	Azimut Holding SpA (Diversified Financials)	1,269,423
91,922	Banca Popolare Di Milano Scarl (Banks)	1,011,099
143,059	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	1,354,155
103,759	Geox SpA (Consumer Durables & Apparel)	1,338,826
56,423	Mediobanca SpA (Diversified Financials)	1,049,638
538,209	Safilo Group SpA (Consumer Durables & Apparel)	1,504,222

		7,527,363

Japan — 14.6%
50,400	AOKI Holdings, Inc. (Retailing)(a)	840,955
28,100	As One Corp. (Health Care Equipment & Services)	581,440
132,000	Dowa Holdings Co. Ltd. (Materials)	996,673
23,500	Hamamatsu Photonics K.K. (Technology Hardware & Equipment)	697,052
62,900	Iwai Securities Co. Ltd. (Diversified Financials)	795,817
156,000	Japan Asia Investment Co. Ltd. (Diversified Financials)	738,084
80	Kakaku.com, Inc. (Software & Services)	456,598
99,000	Kinden Corp. (Capital Goods)	991,382
22,400	Lawson, Inc. (Food & Staples Retailing)	989,889
84,000	Nachi-Fujikoshi Corp. (Capital Goods)	368,239
58,000	Nippon Carbon Co. Ltd. (Capital Goods)	295,382
23,000	Nipro Corp. (Health Care Equipment & Services)	403,041
16,850	Nitori Co. Ltd. (Retailing)	882,410
299	NTT Urban Development Corp. (Real Estate)	490,917
14,300	OSAKA Titanium Technologies Co. Ltd. (Materials)	859,007
60,200	PRONEXUS, Inc. (Commercial Services & Supplies)(a)	439,900
73,000	ROHTO Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	873,991

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
82,000	Sankyu, Inc. (Transportation)	$468,030
27,000	Shimadzu Corp. (Technology Hardware & Equipment)	290,055
58,400	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	798,154
19,600	Stanley Electric Co. Ltd. (Automobiles & Components)	530,023
125,000	Sumitomo Osaka Cement Co. Ltd. (Materials)(a)	286,765
150,000	The Awa Bank Ltd. (Banks)	929,419
317,000	The Fuji Fire & Marine Insurance Co. Ltd. (Insurance)(b)	998,837
37,400	Toho Pharmaceutical Co. Ltd. (Health Care Equipment & Services)	700,424
62,300	Tokai Rubber Industries, Inc. (Automobiles & Components)	842,068
25,100	Tokyu Community Corp. (Real Estate)	620,120
45,800	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	1,129,840
7,800	ULVAC, Inc. (Semiconductors & Semiconductor Equipment)	256,765
27,000	YASKAWA Electric Corp. (Technology Hardware & Equipment)	308,999

		19,860,276

Luxembourg — 0.6%
7,150	Millicom International Cellular SA SDR (Telecommunication Services)(a)	837,846

Mexico — 1.0%
347,452	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	1,358,873

Netherlands — 2.4%
85,489	Aalberts Industries NV (Capital Goods)	1,876,636
15,037	Fugro NV CVA (Energy)	1,325,260

		3,201,896

Norway — 1.9%
86,607	ProSafe SE (Energy)	925,562
47,108	Schibsted ASA (Media)	1,615,716

		2,541,278

Russia — 1.2%
5,126	OAO Open Investments (Real Estate)*	1,608,777

Singapore — 3.8%
434,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	1,089,359
3,119,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	1,994,540
1,667,000	Suntec Real Estate Investment Trust (Real Estate)	2,048,005

		5,131,904

South Korea — 0.9%
41,280	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	1,214,751

Spain — 2.5%
55,236	Ebro Puleva SA (Food, Beverage & Tobacco)	1,111,842
69,619	Fluidra SA (Capital Goods)*	595,704

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
40,219	Obrascon Huarte Lain SA (Capital Goods)*	$1,642,717

		3,350,263

Sweden — 1.9%
72,838	Ssab Svenskt Stal AB Series A (Materials)	2,528,882

Switzerland — 1.9%
31,885	EFG International (Registered) (Diversified Financials)	1,195,746
5,020	Swiss Life Holding (Registered) (Insurance)*	1,412,861

		2,608,607

United Kingdom — 24.3%
334,456	Aegis Group PLC (Media)	832,219
82,712	Arriva PLC (Transportation)	1,049,420
67,550	Atkins WS PLC (Commercial Services & Supplies)	1,380,078
84,266	Autonomy Corp. PLC (Software & Services)*	1,480,970
99,165	Close Brothers Group PLC (Diversified Financials)	1,130,121
172,662	Cobham PLC (Capital Goods)	723,805
92,164	Cookson Group PLC (Capital Goods)	1,333,976
111,662	CSR PLC (Semiconductors & Semiconductor Equipment)*	698,330
55,211	Derwent London PLC (Real Estate)	1,289,746
93,545	Dignity PLC (Consumer Services)	1,349,174
89,120	Gem Diamonds Ltd. (Materials)*	1,947,354
90,262	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,558,019
75,818	Greene King PLC (Consumer Services)	812,012
49,120	Homeserve PLC (Commercial Services & Supplies)	1,777,693
123,308	Informa PLC (Media)	939,529
325,585	Marshalls PLC (Materials)*	1,289,448
313,136	Mitie Group PLC (Commercial Services & Supplies)	1,433,858
269,179	Mondi PLC (Materials)	1,921,907
316,430	Morgan Crucible Co. (Capital Goods)	1,325,074
476,176	QinetiQ PLC (Capital Goods)	1,955,000
46,185	Schroders PLC (Diversified Financials)	961,841
47,478	Shire Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	809,893
145,927	Sibir Energy PLC (Energy)	2,003,951
341,734	Tanfield Group PLC (Capital Goods)*	489,556
286,617	Taylor Nelson Sofres PLC (Media)	1,468,913
180,862	Unite Group PLC (Real Estate)	992,337

		32,954,224

TOTAL COMMON STOCKS		$127,466,438

Shares	Description	Value
Exchange Traded Fund — 0.8%
Other — 0.8%
11,200	iShares CDN S&P/TSX MidCap Index Fund	$1,001,304

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.3%
JPMorgan Chase Euro — Time Deposit
$3,162,613	1.942%	06/02/08	$3,162,613

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$131,630,355

	Interest
Shares	Rate	Value
Securities Lending Collateral — 6.6%
Boston Global Investment Trust — Enhanced Portfolio(c)
8,912,392	2.588%	$8,912,392

TOTAL INVESTMENTS — 103.7%		$140,542,747

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(4,951,513)

NET ASSETS — 100.0%		$135,591,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

Investment Abbreviation:
CDN	— Canadian
CVA	— Dutch Certification
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	2.3%
Banks	2.6
Capital Goods	15.1
Commercial Services & Supplies	4.3
Consumer Durables & Apparel	5.4
Consumer Services	1.6
Diversified Financials	7.8
Energy	5.7
Exchange Traded Funds	0.8
Food & Staples Retailing	1.8
Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	1.4
Insurance	3.3
Materials	11.8
Media	5.2
Pharmaceuticals, Biotechnology & Life Sciences	6.4
Real Estate	5.2
Retailing	1.3
Semiconductors & Semiconductor Equipment	0.7
Short-term Investments #	8.9
Software & Services	2.8
Technology Hardware & Equipment	3.9
Telecommunication Services	0.6
Transportation	1.1
Utilities	0.9

TOTAL INVESTMENTS	103.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$143,825,815

Gross unrealized gain	11,979,874
Gross unrealized loss	(15,262,942)

Net unrealized security loss	$(3,283,068)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND
Schedule of Investments
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.1%
Automobiles & Components — 9.9%
17,300	Denso Corp.	$632,280
44,000	Mazda Motor Corp.	229,733
14,200	Stanley Electric Co. Ltd.	383,996
16,200	Tokai Rubber Industries, Inc.	218,965
26,600	Toyota Motor Corp.	1,358,576

		2,823,550

Banks — 10.9%
107,100	Mitsubishi UFJ Financial Group, Inc.	1,089,161
27	Seven Bank Ltd.	51,224
137	Sumitomo Mitsui Financial Group, Inc.	1,179,906
26,000	The Awa Bank Ltd.	161,099
86,000	The Bank of Yokohama Ltd.	627,808

		3,109,198

Capital Goods — 16.1%
42,000	Asahi Glass Co. Ltd.	553,019
21,000	Daifuku Co. Ltd.	246,828
1,600	Fanuc Ltd.	174,020
2,700	Glory Ltd.	63,489
9,200	JTEKT Corp.	160,870
24,000	Kinden Corp.	240,335
18,100	Komatsu Ltd.	573,920
33,000	Matsushita Electric Works Ltd.	363,384
24,500	Mitsubishi Corp.	846,638
30,000	Mitsui & Co. Ltd.	735,920
35,800	Sumitomo Electric Industries Ltd.	462,076
14,000	Toshiba Plant Systems & Services Corp.	137,755

		4,558,254

Consumer Durables & Apparel — 4.5%
12,000	Matsushita Electric Industrial Co. Ltd.	272,520
11,000	Nikon Corp.	350,673
13,100	Sony Corp.	659,462

		1,282,655

Consumer Services — 0.9%
6,000	Benesse Corp.	244,423

Diversified Financials — 2.4%
28,300	Nomura Holdings, Inc.	480,425
1,090	ORIX Corp.	206,011

		686,436

Food & Staples Retailing — 2.5%
24,400	Seven & I Holdings Co. Ltd.	712,482

Food, Beverage & Tobacco — 0.4%
23	Japan Tobacco, Inc.	111,614

Health Care Equipment & Services — 1.0%
9,000	Olympus Corp.	293,859

Household & Personal Products — 1.3%
14,000	Kao Corp.	365,406

Insurance — 3.0%
10,700	Mitsui Sumitomo Insurance Group Holdings, Inc.*	421,217
106	Sony Financial Holdings, Inc.	433,542

		854,759

Materials — 9.7%
44,000	Dowa Holdings Co. Ltd.	332,224
20,000	Hitachi Metals Ltd.(a)	294,050
7,300	JSR Corp.	149,210

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
34,000	Sanyo Special Steel Co. Ltd.(a)	$227,606
7,900	Shin-Etsu Chemical Co. Ltd.	497,904
148,000	Sumitomo Metal Industries Ltd.	706,189
13,000	Sumitomo Metal Mining Co. Ltd.	218,151
59,000	Sumitomo Osaka Cement Co. Ltd.	135,353
54,000	Ube Industries Ltd. (Japan)	203,937

		2,764,624

Media — 1.0%
162	Fuji Television Network, Inc.	272,112

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
36,100	Chugai Pharmaceutical Co. Ltd.(a)	564,554
16,500	Daiichi Sankyo Co. Ltd.	465,735
6,200	Takeda Pharmaceutical Co. Ltd.	359,423

		1,389,712

Real Estate — 2.7%
12,000	Mitsui Fudosan Co. Ltd.	297,850
288	NTT Urban Development Corp.	472,857

		770,707

Retailing — 1.3%
6,900	AOKI Holdings, Inc.(a)	115,131
1,300	Fast Retailing Co. Ltd.	112,560
2,500	Nitori Co. Ltd.	130,921

		358,612

Semiconductors & Semiconductor Equipment — 2.4%
4,700	Disco Corp.	242,276
8,900	Elpida Memory, Inc.*	328,875
5,300	NEC Electronics Corp.*	124,286

		695,437

Software & Services — 1.7%
600	Nintendo Co. Ltd.	330,479
3,800	NS Solutions Corp.	85,299
4,200	NSD Co. Ltd.	54,022

		469,800

Technology Hardware & Equipment — 9.2%
65,000	Fujitsu Ltd.	526,474
4,300	Hamamatsu Photonics K.K.	127,546
13,000	Japan Aviation Electronics Industry Ltd.	114,510
28,000	Konica Minolta Holdings, Inc.	522,766
17,000	Shimadzu Corp.	182,627
77,000	Toshiba Corp.	678,833
5,600	Yamatake Corp.	158,433
27,000	Yaskawa Electric Corp.	308,999

		2,620,188

Telecommunication Services — 4.6%
193	Nippon Telegraph & Telephone Corp.	936,061
20,500	SOFTBANK Corp.	362,166

		1,298,227

Transportation — 4.4%
59	East Japan Railway Co.	455,498
42,000	Fukuyama Transporting Co. Ltd.(a)	155,742
17,000	Sankyu, Inc.	97,031
48,000	The Sumitomo Warehouse Co. Ltd.	242,384
57,000	Tokyu Corp.	299,535

		1,250,190

GOLDMAN SACHS JAPANESE EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — 1.3%
6,400	Kyushu Electric Power Co., Inc.	$135,993
10,100	The Kansai Electric Power Co., Inc.	222,774

		358,767

TOTAL COMMON STOCKS		$27,291,012

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.8%
JPMorgan Chase Euro — Time Deposit
$209,742	1.942%	06/02/08	$209,742

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$27,500,754

	Interest
Shares	Rate	Value
Securities Lending Collateral — 2.7%
Boston Global Investment Trust — Enhanced Portfolio(b)
770,200	2.588%	$770,200

TOTAL INVESTMENTS — 99.6%		$28,270,954

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		125,564

NET ASSETS — 100.0%		$28,396,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	9.9%
Banks	10.9
Capital Goods	16.1
Consumer Durables & Apparel	4.5
Consumer Services	0.9
Diversified Financials	2.4
Food & Staples Retailing	2.5
Food, Beverage & Tobacco	0.4
Health Care Equipment & Services	1.0
Household & Personal Products	1.3
Insurance	3.0
Materials	9.7
Media	1.0
Pharmaceuticals, Biotechnology & Life Sciences	4.9
Real Estate	2.7
Retailing	1.3
Semiconductors & Semiconductor Equipment	2.4
Short-term Investments #	3.5
Software & Services	1.7
Technology Hardware & Equipment	9.2
Telecommunication Services	4.6
Transportation	4.4
Utilities	1.3

TOTAL INVESTMENTS	99.6%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS JAPANESE EQUITY FUND
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$24,291,460

Gross unrealized gain	4,626,716
Gross unrealized loss	(647,222)

Net unrealized security gain	$3,979,494

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS
Schedule of Investments
May 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management International (“GSAMI”), are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS
Schedule of Investments (continued)
May 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”) and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2008

* Print the name and title of each signing officer under his or her signature.